Quarterly Holdings Report
for
Fidelity Freedom® 2050 Fund
December 31, 2022
F50-NPRT3-0323
1.843411.116
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 3.29% to 4.27% 1/5/23 to 3/9/23 (b) (Cost $22,350,852)	22,400,000	22,356,984

Domestic Equity Funds - 49.8%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	29,634,027	258,705,057
Fidelity Series Blue Chip Growth Fund (c)	69,466,488	693,275,548
Fidelity Series Commodity Strategy Fund (c)	1,042,913	109,860,424
Fidelity Series Growth Company Fund (c)	92,613,761	1,275,291,485
Fidelity Series Intrinsic Opportunities Fund (c)	34,057,954	392,347,624
Fidelity Series Large Cap Stock Fund (c)	75,382,766	1,246,077,120
Fidelity Series Large Cap Value Index Fund (c)	28,247,967	389,539,459
Fidelity Series Opportunistic Insights Fund (c)	53,926,005	771,681,134
Fidelity Series Small Cap Discovery Fund (c)	12,121,271	119,879,373
Fidelity Series Small Cap Opportunities Fund (c)	34,068,467	397,579,012
Fidelity Series Stock Selector Large Cap Value Fund (c)	73,072,032	869,557,185
Fidelity Series Value Discovery Fund (c)	49,039,383	723,821,287
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,012,133,873)		7,247,614,708

International Equity Funds - 41.8%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	33,036,910	433,774,629
Fidelity Series Emerging Markets Fund (c)	26,523,822	205,294,381
Fidelity Series Emerging Markets Opportunities Fund (c)	118,324,798	1,848,233,350
Fidelity Series International Growth Fund (c)	76,986,678	1,097,830,025
Fidelity Series International Small Cap Fund (c)	20,136,414	298,824,381
Fidelity Series International Value Fund (c)	109,101,434	1,094,287,385
Fidelity Series Overseas Fund (c)	100,847,130	1,095,199,832
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,029,883,978)		6,073,443,983

Bond Funds - 7.3%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	1,738,429	13,385,905
Fidelity Series Emerging Markets Debt Fund (c)	10,290,744	75,534,063
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	2,869,902	24,939,447
Fidelity Series Floating Rate High Income Fund (c)	1,577,148	13,847,357
Fidelity Series High Income Fund (c)	9,294,443	74,913,211
Fidelity Series International Credit Fund (c)	621,712	4,787,181
Fidelity Series Long-Term Treasury Bond Index Fund (c)	141,203,506	827,452,546
Fidelity Series Real Estate Income Fund (c)	2,762,440	26,077,434
TOTAL BOND FUNDS (Cost $1,382,410,451)		1,060,937,144

Short-Term Funds - 0.9%
	Shares	Value ($)
Fidelity Cash Central Fund 4.37% (d)	27,598,022	27,603,542
Fidelity Series Government Money Market Fund 4.35% (c)(e)	105,151,215	105,151,215
Fidelity Series Short-Term Credit Fund (c)	48,908	467,069
TOTAL SHORT-TERM FUNDS (Cost $133,219,860)		133,221,826

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $14,579,999,014)	14,537,574,645
NET OTHER ASSETS (LIABILITIES) - 0.0%	1,142,478
NET ASSETS - 100.0%	14,538,717,123

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	2,022	Mar 2023	227,064,281	(597,222)	(597,222)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	340	Mar 2023	36,696,094	(268,344)	(268,344)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	653	Mar 2023	87,706,063	191,024	191,024

TOTAL PURCHASED					(674,542)

Sold

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	569	Mar 2023	109,845,450	3,068,025	3,068,025
MSCI EAFE Index Future (United States)	667	Mar 2023	65,012,490	1,047,728	1,047,728
MSCI Emerging Markets Index Future (United States)	1,017	Mar 2023	48,785,490	463,618	463,618

TOTAL SOLD					4,579,371

TOTAL FUTURES CONTRACTS					3,904,829
The notional amount of futures purchased as a percentage of Net Assets is 2.5%
The notional amount of futures sold as a percentage of Net Assets is 1.5%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $21,994,274.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	12,448,858	175,987,600	160,832,916	309,918	242	(242)	27,603,542	0.1%
Total	12,448,858	175,987,600	160,832,916	309,918	242	(242)	27,603,542

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	16,610,435	1,616,814	1,621,495	850,157	(117,304)	(3,102,545)	13,385,905
Fidelity Series All-Sector Equity Fund	324,955,142	32,350,429	37,838,276	13,671,759	(5,212,917)	(55,549,321)	258,705,057
Fidelity Series Blue Chip Growth Fund	533,480,569	412,607,580	53,769,755	22,047,612	(14,240,870)	(184,801,976)	693,275,548
Fidelity Series Canada Fund	539,659,919	60,373,188	83,474,649	13,964,842	686,896	(83,470,725)	433,774,629
Fidelity Series Commodity Strategy Fund	245,874,752	142,678,340	142,776,837	119,065,837	(29,955,555)	(105,960,276)	109,860,424
Fidelity Series Emerging Markets Debt Fund	81,164,497	7,467,176	4,061,693	3,238,543	(154,824)	(8,881,093)	75,534,063
Fidelity Series Emerging Markets Debt Local Currency Fund	27,500,274	1,323,638	2,805,591	-	(305,820)	(773,054)	24,939,447
Fidelity Series Emerging Markets Fund	226,731,802	44,366,428	28,459,806	5,253,793	(5,913,463)	(31,430,580)	205,294,381
Fidelity Series Emerging Markets Opportunities Fund	2,105,667,175	336,603,160	281,395,258	45,269,106	(67,442,977)	(245,198,750)	1,848,233,350
Fidelity Series Floating Rate High Income Fund	16,618,111	1,466,350	3,507,885	701,987	(262,607)	(466,612)	13,847,357
Fidelity Series Government Money Market Fund 4.35%	-	130,834,527	25,683,312	620,304	-	-	105,151,215
Fidelity Series Growth Company Fund	1,329,794,891	406,571,451	114,992,368	7,502,899	(13,172,381)	(332,910,108)	1,275,291,485
Fidelity Series High Income Fund	99,312,874	8,040,313	21,734,072	3,876,032	(1,924,569)	(8,781,335)	74,913,211
Fidelity Series International Credit Fund	5,559,641	274,274	103,640	274,274	(3,668)	(939,426)	4,787,181
Fidelity Series International Growth Fund	1,234,475,425	169,661,852	133,734,797	38,066,175	(7,247,021)	(165,325,434)	1,097,830,025
Fidelity Series International Small Cap Fund	338,301,784	39,315,497	19,126,569	18,108,430	(135,378)	(59,530,953)	298,824,381
Fidelity Series International Value Fund	1,246,651,570	155,603,899	201,198,956	37,281,137	(2,448,877)	(104,320,251)	1,094,287,385
Fidelity Series Intrinsic Opportunities Fund	1,249,720,181	280,241,555	835,324,898	243,933,494	38,024,796	(340,314,010)	392,347,624
Fidelity Series Investment Grade Bond Fund	85,231,051	1,070,680	83,007,517	311,479	(3,587,248)	293,034	-
Fidelity Series Large Cap Stock Fund	1,182,612,530	358,788,106	133,623,577	75,834,549	3,481,475	(165,181,414)	1,246,077,120
Fidelity Series Large Cap Value Index Fund	445,175,347	48,832,569	58,993,124	14,115,926	2,249,248	(47,724,581)	389,539,459
Fidelity Series Long-Term Treasury Bond Index Fund	884,634,166	244,765,954	89,220,361	16,853,695	(12,589,432)	(200,137,781)	827,452,546
Fidelity Series Opportunistic Insights Fund	681,262,909	308,804,689	52,884,359	36,729,474	(370,975)	(165,131,130)	771,681,134
Fidelity Series Overseas Fund	1,241,192,630	143,775,089	117,084,573	20,047,201	(11,532,127)	(161,151,187)	1,095,199,832
Fidelity Series Real Estate Income Fund	59,359,102	6,298,308	31,412,916	3,378,414	(2,513,958)	(5,653,102)	26,077,434
Fidelity Series Short-Term Credit Fund	-	470,058	5,028	1,176	73	1,966	467,069
Fidelity Series Small Cap Discovery Fund	144,625,544	29,684,315	16,243,140	22,749,810	(1,795,137)	(36,392,209)	119,879,373
Fidelity Series Small Cap Opportunities Fund	481,262,957	47,084,244	62,213,101	19,971,962	(854,228)	(67,700,860)	397,579,012
Fidelity Series Stock Selector Large Cap Value Fund	996,108,623	130,819,914	139,824,038	61,854,555	(1,707,567)	(115,839,747)	869,557,185
Fidelity Series Value Discovery Fund	757,827,406	148,155,829	121,618,847	37,501,426	6,585,825	(67,128,926)	723,821,287
	16,581,371,307	3,699,946,226	2,897,740,438	883,076,048	(132,460,590)	(2,763,502,386)	14,487,614,119

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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